Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Castlelake LP
2.950% due 05/12/2031 «	$4,401	$4,077
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~	7,846	7,858

Total Loan Participations and Assignments (Cost $12,224)		11,935

CORPORATE BONDS & NOTES 73.2%
BANKING & FINANCE 37.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	3,761	3,738
3.650% due 07/21/2027	2,200	2,183
4.625% due 10/15/2027	2,600	2,602
Aircastle Ltd.
2.850% due 01/26/2028	8,800	8,537
5.950% due 02/15/2029	2,471	2,532
6.500% due 07/18/2028	1,200	1,236
Ally Financial, Inc.
6.992% due 06/13/2029 •	2,068	2,145
8.000% due 11/01/2031 (h)	3,675	4,094
8.000% due 11/01/2031	100	111
American Assets Trust LP
3.375% due 02/01/2031	6,900	6,311
6.150% due 10/01/2034	3,000	3,052
American Homes 4 Rent LP
4.250% due 02/15/2028	962	955
4.900% due 02/15/2029	340	341
American Tower Corp.
1.500% due 01/31/2028	1,000	954
2.100% due 06/15/2030	100	90
2.700% due 04/15/2031	4,000	3,641
2.750% due 01/15/2027	7,500	7,430
3.550% due 07/15/2027	1,811	1,796
3.800% due 08/15/2029	525	512
3.950% due 03/15/2029	1,000	982
4.050% due 03/15/2032	1,000	958
5.000% due 01/31/2030	5,300	5,343
5.200% due 02/15/2029	700	709
5.250% due 07/15/2028	400	405
Americold Realty Operating Partnership LP
5.600% due 05/15/2032	100	100
Antares Holdings LP
2.750% due 01/15/2027	5,700	5,619
3.750% due 07/15/2027	6,700	6,581
3.950% due 07/15/2026	5,400	5,398
6.350% due 10/23/2029	3,000	2,991
6.500% due 02/08/2029	1,698	1,702
ARES Finance Co. III LLC
4.125% due 06/30/2051 •	100	100
ARES Management Corp.
6.375% due 11/10/2028	8,200	8,487
ARES Strategic Income Fund
4.850% due 01/15/2029	3,800	3,723
Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028	6,000	6,174
Aviation Capital Group LLC
3.500% due 11/01/2027	9,876	9,717
5.125% due 04/10/2030	500	502
5.375% due 07/15/2029	6,900	6,983
6.250% due 04/15/2028	100	102
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	8,207	7,966
4.200% due 04/15/2029	1,000	982
4.950% due 01/15/2028	2,000	2,005
5.150% due 01/15/2030	1,000	1,004
5.750% due 03/01/2029	400	408
6.375% due 05/04/2028	400	410
Bain Capital Specialty Finance, Inc.
5.950% due 03/01/2031	2,700	2,610
Banco Bilbao Vizcaya Argentaria SA
4.968% due 05/08/2031	4,400	4,394
7.883% due 11/15/2034 •	1,800	2,050

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027	1,700	1,694
Banco Santander SA
4.175% due 03/24/2028 •	2,000	1,995
4.867% due 04/15/2031 (e)	6,600	6,564
5.294% due 08/18/2027	2,000	2,015
5.538% due 03/14/2030 •	200	204
6.607% due 11/07/2028 (h)	18,700	19,544
Bank of America Corp.
1.898% due 07/23/2031 •	2,000	1,784
1.922% due 10/24/2031 •	2,000	1,775
3.194% due 07/23/2030 •	205	196
3.593% due 07/21/2028 •	347	344
3.824% due 01/20/2028 •	500	498
4.271% due 07/23/2029 •	2,294	2,276
4.376% due 04/27/2028 •	4,106	4,102
4.640% (SOFRRATE + 1.010%) due 01/24/2031 ~	3,900	3,928
5.202% due 04/25/2029 •	400	404
5.872% due 09/15/2034 •	1,150	1,202
6.204% due 11/10/2028 •	681	695
Bank of Ireland Group PLC
4.997% due 11/12/2032 •	4,500	4,498
Barclays PLC
2.279% due 11/24/2027 •	1,300	1,289
5.128% (SOFRRATE + 1.490%) due 03/12/2028 ~	200	201
5.518% (SOFRRATE + 1.880%) due 09/13/2027 ~	15,000	15,043
6.224% due 05/09/2034 •	10,500	11,051
7.385% due 11/02/2028 •	500	517
BGC Group, Inc.
6.150% due 04/02/2030	1,440	1,470
Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	7,200	6,782
2.500% due 01/10/2030	1,200	1,115
Blackstone Private Credit Fund
5.950% due 05/15/2031	400	394
Blue Owl Capital Corp.
6.450% due 09/15/2028	2,200	2,229
Blue Owl Finance LLC
3.125% due 06/10/2031	100	88
4.125% due 10/07/2051	1,246	860
6.250% due 04/18/2034	250	245
BNP Paribas SA
5.786% due 01/13/2033 •	6,200	6,407
7.200% due 04/17/2036 •(d)(e)	2,400	2,416
7.375% due 09/10/2034 •(d)(e)	8,500	8,884
BPCE SA
5.184% due 06/02/2032 •	1,650	1,648
5.716% due 01/18/2030 •	1,000	1,020
5.773% due 06/02/2037 •	2,500	2,507
5.876% due 01/14/2031 •	4,300	4,419
5.936% due 05/30/2035 •	2,491	2,557
6.714% due 10/19/2029 •(e)	400	416
Broadridge Financial Solutions, Inc.
5.750% due 05/15/2036	4,800	4,805
Brookfield Asset Management Ltd.
4.832% due 04/15/2031	3,300	3,270
Brookfield Capital Finance LLC
6.087% due 06/14/2033	4,200	4,412
Brookfield Finance, Inc.
5.330% due 01/15/2036	1,800	1,772
5.675% due 01/15/2035	1,000	1,017
5.968% due 03/04/2054	250	247
CaixaBank SA
4.818% due 04/22/2032 •	1,900	1,885
Cantor Fitzgerald LP
7.200% due 12/12/2028	2,800	2,908
Capital One Financial Corp.
6.312% due 06/08/2029 •	2,500	2,571
CBRE Services, Inc.
4.800% due 06/15/2030	232	232
5.500% due 06/15/2035	400	405
CI Financial Corp.
3.200% due 12/17/2030	1,127	1,019
4.100% due 06/15/2051	1,000	676
7.500% due 05/30/2029	800	839
Citadel Finance LLC
5.900% due 02/10/2030	720	726
Citadel Securities Global Holdings LLC
5.500% due 06/18/2030	1,500	1,520
6.200% due 06/18/2035	3,800	3,887
Citibank NA
5.488% due 12/04/2026	6,000	6,027
Citigroup, Inc.
4.412% due 03/31/2031 •	650	641
Constellation Global Funding
4.850% due 10/22/2030	700	686

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Cooperatieve Rabobank UA
3.649% due 04/06/2028 •	800	795
5.447% due 03/05/2030 •	7,971	8,114
Corebridge Global Funding
4.900% due 01/07/2028	2,500	2,512
CoStar Group, Inc.
2.800% due 07/15/2030	3,000	2,700
Credit Agricole SA
5.222% due 05/27/2031 •	3,150	3,176
5.261% due 01/12/2037 •	2,000	1,968
6.316% due 10/03/2029 •	700	723
Crown Castle, Inc.
2.900% due 03/15/2027	850	841
Danske Bank AS
4.999% due 03/27/2032 •	3,500	3,500
Deutsche Bank AG
3.547% due 09/18/2031 •	1,600	1,511
4.999% due 09/11/2030 •	1,300	1,305
5.706% due 02/08/2028 •	3,500	3,525
6.720% due 01/18/2029 •	6,807	7,013
7.146% due 07/13/2027 •	1,729	1,730
Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	5,200	4,837
Enact Holdings, Inc.
6.250% due 05/28/2029	150	154
EPR Properties
4.750% due 12/15/2026	8,200	8,202
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030	1,050	1,038
5.500% due 06/15/2034	3,350	3,399
Equinix, Inc.
3.200% due 11/18/2029	2,774	2,642
Equitable Financial Life Global Funding
1.800% due 03/08/2028	7,000	6,671
5.450% due 03/03/2028	200	202
Extra Space Storage LP
2.350% due 03/15/2032	1,600	1,395
F&G Annuities & Life, Inc.
6.500% due 06/04/2029	900	920
F&G Global Funding
4.963% (SOFRRATE + 1.325%) due 09/08/2028 ~	1,300	1,306
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,278
6.000% due 12/07/2033	3,600	3,759
Federation des Caisses Desjardins du Quebec
4.260% (SOFRRATE + 0.630%) due 01/27/2027 ~	1,600	1,603
First American Financial Corp.
2.400% due 08/15/2031	2,268	1,978
First Citizens BancShares, Inc.
4.869% due 03/03/2032 •	2,900	2,821
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	400	399
3.815% due 11/02/2027	6,595	6,500
4.125% due 08/17/2027	5,790	5,740
4.271% due 01/09/2027	3,330	3,321
4.950% due 05/28/2027	1,050	1,051
5.125% due 11/05/2026	6,616	6,624
5.800% due 03/05/2027	10,315	10,370
5.850% due 05/17/2027	1,574	1,586
FS KKR Capital Corp.
2.625% due 01/15/2027	100	98
6.125% due 01/15/2030 (h)	2,100	2,047
GA Global Funding Trust
2.250% due 01/06/2027	300	296
4.500% due 09/18/2030	3,000	2,909
5.500% due 01/08/2029	3,000	3,032
Global Atlantic Fin Co.
4.400% due 10/15/2029	200	194
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	1,200	1,075
4.000% due 01/15/2030	4,270	4,107
4.000% due 01/15/2031	6,200	5,859
5.300% due 01/15/2029	4,560	4,584
5.625% due 03/01/2036	1,600	1,569
5.750% due 06/01/2028	1,400	1,416
6.750% due 12/01/2033	1,300	1,379
Goldman Sachs Bank USA
4.656% due 06/03/2029 •	6,200	6,205
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •	200	198
3.615% due 03/15/2028 •	9,062	9,003
3.691% due 06/05/2028 •	500	496
4.223% due 05/01/2029 •	460	456
5.488% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	605
6.484% due 10/24/2029 •	14,937	15,496

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	2,125	1,938
HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031	2,700	2,769
6.375% due 07/01/2034	500	510
Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,500	1,367
HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030	3,100	2,896
Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,531
3.500% due 09/15/2030	2,500	2,365
HPS Corporate Lending Fund
5.150% due 04/02/2029	5,300	5,192
6.300% due 08/19/2031	1,000	998
HSBC Holdings PLC
5.546% due 03/04/2030 •(h)	12,000	12,215
Indian Railway Finance Corp. Ltd.
2.800% due 02/10/2031	2,400	2,184
Intesa Sanpaolo SpA
7.200% due 11/28/2033	7,500	8,439
8.248% due 11/21/2033 •	3,700	4,278
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,820
2.300% due 11/15/2028	1,800	1,704
5.500% due 08/15/2033	1,000	1,021
Jefferies Financial Group, Inc.
5.125% due 04/28/2031	6,500	6,418
JPMorgan Chase & Co.
2.182% due 06/01/2028 •	750	734
2.580% due 04/22/2032 •	500	451
2.739% due 10/15/2030 •	1,358	1,276
4.203% due 07/23/2029 •	900	892
4.323% due 04/26/2028 •	500	499
4.452% due 12/05/2029 •	636	633
4.565% due 06/14/2030 •	2,545	2,536
4.995% due 07/22/2030 •	5,100	5,135
5.012% due 01/23/2030 •	4,399	4,429
5.299% due 07/24/2029 •	1,626	1,647
5.581% due 04/22/2030 •	5,000	5,110
6.070% due 10/22/2027 •	300	302
6.087% due 10/23/2029 •	8,300	8,554
Kilroy Realty LP
3.050% due 02/15/2030	7,533	6,960
6.250% due 01/15/2036	400	406
Lazard Group LLC
5.625% due 08/01/2035	400	402
6.000% due 03/15/2031	5,000	5,187
Lehman Brothers Holdings, Inc.
1.000% due 02/06/2049	75	0
1.000% due 05/02/2049	16,693	6
1.000% due 12/31/2049	11,000	4
Lloyds Bank PLC
0.000% due 04/02/2032 þ	1,000	752
Lloyds Banking Group PLC
4.375% due 03/22/2028	700	698
4.943% due 11/04/2036 •	4,900	4,757
5.462% due 01/05/2028 •	300	302
5.985% due 08/07/2027 •	2,537	2,541
8.000% due 09/27/2029 •(d)(e)	2,300	2,456
Marex Group PLC
5.829% due 05/08/2028	4,900	4,935
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •	600	602
6.100% due 06/11/2055 •	6,100	6,177
Mitsubishi UFJ Financial Group, Inc.
4.505% due 01/14/2032 •	8,500	8,358
5.325% due 04/21/2037 •	6,200	6,186
5.574% due 01/16/2036 •	1,000	1,022
Mizuho Financial Group, Inc.
2.839% due 09/13/2026	1,346	1,343
2.869% due 09/13/2030 •	800	755
5.337% due 07/13/2037 •(a)	2,000	1,987
Morgan Stanley
3.622% due 04/01/2031 •	1,614	1,546
3.772% due 01/24/2029 •	4,522	4,461
4.431% due 01/23/2030 •	3,000	2,973
4.654% due 10/18/2030 •	500	497
4.708% due 03/12/2032 •	3,800	3,754
4.994% due 04/12/2029 •	3,100	3,117
5.164% due 04/20/2029 •	4,607	4,644
5.173% due 01/16/2030 •	2,600	2,624
5.230% due 01/15/2031 •	500	506
5.320% due 07/19/2035 •	2,500	2,513
5.449% due 07/20/2029 •	1,822	1,846
5.587% due 01/18/2036 •	2,600	2,656

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

5.656% due 04/18/2030 •	4,000	4,087
5.664% due 04/17/2036 •	3,000	3,081
6.296% due 10/18/2028 •	300	306
6.407% due 11/01/2029 •	8,483	8,783
Morgan Stanley Bank NA
4.713% (SOFRRATE + 1.080%) due 01/14/2028 ~	400	401
Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •	300	299
4.466% due 07/06/2028 •	6,550	6,544
Mutual of Omaha Cos Global Funding
4.750% due 10/15/2029	3,900	3,897
5.000% due 04/01/2030	200	202
5.450% due 12/12/2028	400	407
Nationwide Building Society
4.302% due 03/08/2029 •	8,800	8,756
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	100	130
NatWest Group PLC
5.076% due 01/27/2030 •	17,600	17,717
7.300% due 11/19/2034 •(d)(e)	2,600	2,716
NatWest Markets PLC
4.397% (SOFRRATE + 0.760%) due 09/29/2026 ~	800	801
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027	884	883
Newmark Group, Inc.
7.500% due 01/12/2029	400	419
Nippon Life Insurance Co.
2.750% due 01/21/2051 •	200	180
6.250% due 09/13/2053 •	2,000	2,072
NLG Global Funding
5.400% due 01/23/2030	2,700	2,745
Nomura Holdings, Inc.
1.653% due 07/14/2026	8,409	8,402
3.103% due 01/16/2030	1,900	1,786
Norinchukin Bank
4.674% due 09/09/2030	300	297
5.356% due 03/10/2036	5,400	5,356
Northwestern Mutual Life Insurance Co.
3.625% due 09/30/2059	2,000	1,364
Nuveen LLC
5.550% due 01/15/2030	400	407
Old Republic International Corp.
5.700% due 06/01/2036	2,400	2,410
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	1,477	1,477
5.200% due 07/01/2030	290	292
Pacific Life Global Funding II
1.600% due 09/21/2028	4,900	4,589
Pacific Life Insurance Co.
9.250% due 06/15/2039	600	793
Protective Life Global Funding
1.737% due 09/21/2030	4,800	4,238
1.900% due 07/06/2028	1,800	1,704
4.772% due 12/09/2029 (h)	12,500	12,452
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~	3,800	3,819
Rayonier LP
2.750% due 05/17/2031	2,973	2,672
Rexford Industrial Realty LP
2.125% due 12/01/2030	200	177
RGA Global Funding
4.600% due 11/25/2030	2,500	2,468
5.500% due 01/11/2031	1,400	1,435
Sammons Financial Group Global Funding
5.050% due 01/10/2028	3,400	3,408
Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	8,197
Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •	225	225
5.694% due 04/15/2031 •	5,000	5,130
SBA Tower Trust
1.631% due 05/15/2051	15,600	15,439
SBL Holdings, Inc.
5.900% due 09/26/2028	500	487
Sixth Street Lending Partners
6.500% due 03/11/2029	3,500	3,575
SMBC Aviation Capital Finance DAC
5.250% due 11/26/2035	3,700	3,641
5.450% due 05/03/2028	300	303
Societe Generale SA
5.400% due 08/08/2034 •(a)	5,000	4,971
Sompo Holdings, Inc.
5.411% due 04/22/2037 •	2,700	2,652
Stellantis Financial Services U.S. Corp.
5.400% due 09/15/2030	4,100	4,018
5.800% due 06/15/2031	1,800	1,779

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Store Capital LLC
2.750% due 11/18/2030	1,000	904
5.400% due 04/30/2030	1,400	1,410
Sumisho Air Lease Corp.
4.400% due 03/24/2028	2,700	2,687
4.500% due 03/24/2029	5,000	4,959
5.500% due 03/24/2036	2,000	1,993
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/2026	600	597
2.130% due 07/08/2030	700	632
2.174% due 01/14/2027	600	594
4.804% (SOFRRATE + 1.170%) due 07/09/2029 ~	10,000	10,100
4.934% due 07/07/2032 •(a)	7,700	7,675
6.600% due 06/05/2034 •(d)(e)	2,000	2,025
Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030	500	495
Sun Communities Operating LP
2.700% due 07/15/2031	100	90
4.200% due 04/15/2032	1,900	1,820
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	3,000	2,402
Trust 2401
4.869% due 01/15/2030	2,668	2,601
Trust Fibra Uno
4.869% due 01/15/2030 (h)	1,332	1,285
Trustage Financial Group, Inc.
4.625% due 04/15/2032	9,600	9,315
UBS Group AG
3.091% due 05/14/2032 •	1,000	918
4.703% due 08/05/2027 •	900	900
4.844% due 11/06/2033 •	200	197
4.875% due 02/12/2027 •(d)(e)	1,000	1,001
5.699% due 02/08/2035 •	3,166	3,252
5.959% due 01/12/2034 •(e)(h)	19,600	20,431
6.246% due 09/22/2029 •	300	309
6.301% due 09/22/2034 •	6,100	6,484
6.850% due 09/10/2029 •(d)(e)	1,000	1,019
9.250% due 11/13/2028 •(d)(e)	1,350	1,454
9.250% due 11/13/2033 •(d)(e)	4,000	4,623
UniCredit SpA
5.459% due 06/30/2035 •	4,600	4,626
VICI Properties LP
4.750% due 02/15/2028	2,300	2,300
5.125% due 11/15/2031	500	498
5.125% due 05/15/2032	1,600	1,587
5.625% due 04/01/2035	3,250	3,253
5.625% due 05/15/2052	1,600	1,471
5.750% due 04/01/2034	500	508
VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029	7,600	7,386
4.125% due 08/15/2030	500	480
Voya Financial, Inc.
5.050% due 03/02/2036	2,400	2,336
Wells Fargo & Co.
2.393% due 06/02/2028 •	259	254
2.879% due 10/30/2030 •	1,000	942
4.808% due 07/25/2028 •	1,105	1,108
5.198% due 01/23/2030 •	1,500	1,517
5.211% due 12/03/2035 •	3,100	3,096
5.389% due 04/24/2034 •	1,500	1,523
5.574% due 07/25/2029 •	7,276	7,400
6.303% due 10/23/2029 •	5,900	6,104
Wells Fargo Bank NA
5.450% due 08/07/2026	300	300
Welltower OP LLC
4.500% due 07/01/2030	4,100	4,080
Western-Southern Global Funding
4.500% due 07/16/2028	500	498
Weyerhaeuser Co.
4.000% due 04/15/2030	12,000	11,675

		997,038

INDUSTRIALS 27.6%
180 Medical, Inc.
5.300% due 10/08/2035	1,300	1,278
AbbVie, Inc.
3.200% due 11/21/2029	5,445	5,215
4.875% due 03/15/2030	600	607
Air Canada Pass-Through Trust
3.300% due 07/15/2031	3,573	3,400
3.750% due 06/15/2029	52	51
Airbnb, Inc.
4.400% due 03/16/2029	200	199
Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	4,010	4,011

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Alcon Finance Corp.
2.600% due 05/27/2030	7,700	7,113
Allegion PLC
3.500% due 10/01/2029	2,000	1,921
Amazon.com, Inc.
4.550% due 03/13/2033	2,000	1,968
5.950% due 03/13/2066	1,900	1,891
American Airlines Pass-Through Trust
2.875% due 01/11/2036	81	73
3.000% due 04/15/2030	3,566	3,456
3.150% due 08/15/2033	3,798	3,568
3.200% due 12/15/2029	1,501	1,457
3.350% due 04/15/2031	5,217	5,025
3.375% due 11/01/2028	539	533
3.575% due 07/15/2029	2,412	2,380
3.600% due 03/22/2029	3,993	3,936
5.250% due 05/10/2040	1,900	1,891
Amgen, Inc.
5.250% due 03/02/2030	6,400	6,522
5.600% due 03/02/2043	1,900	1,890
5.650% due 03/02/2053	4,850	4,724
Anglo American Capital PLC
5.000% due 03/21/2033	2,800	2,779
5.625% due 04/01/2030	1,250	1,284
AppLovin Corp.
5.125% due 12/01/2029	2,656	2,679
AstraZeneca PLC
1.375% due 08/06/2030	1,700	1,501
AutoZone, Inc.
5.125% due 06/15/2030	2,000	2,027
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.000% due 06/15/2036	2,700	2,642
Bayer U.S. Finance II LLC
4.375% due 12/15/2028	4,100	4,057
Bayer U.S. Finance LLC
6.125% due 11/21/2026	11,100	11,158
6.250% due 01/21/2029	400	413
6.375% due 11/21/2030	2,367	2,492
6.500% due 11/21/2033	20,000	21,478
Becton Dickinson & Co.
4.874% due 02/08/2029	1,200	1,207
Beignet Investor LLC
6.581% due 05/30/2049	32,961	33,642
Berry Global, Inc.
5.650% due 01/15/2034	200	205
Block, Inc.
5.625% due 08/15/2030	3,200	3,210
BMW U.S. Capital LLC
4.750% due 03/21/2028 (e)	2,900	2,911
5.050% due 03/21/2030	500	504
Boeing Co.
3.250% due 02/01/2028	1,200	1,175
3.450% due 11/01/2028	400	390
5.805% due 05/01/2050	4,600	4,548
5.930% due 05/01/2060	13,200	12,994
6.259% due 05/01/2027	5,800	5,878
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	5,700	5,563
Boston Scientific Corp.
6.250% due 11/15/2035	3,000	3,276
British Airways Pass-Through Trust
2.900% due 09/15/2036	77	70
3.300% due 06/15/2034	69	65
3.350% due 12/15/2030	1,881	1,826
3.800% due 03/20/2033	904	881
4.125% due 03/20/2033	1,133	1,095
Broadcom, Inc.
2.450% due 02/15/2031	9,658	8,740
3.419% due 04/15/2033	6,543	5,966
Cameron LNG LLC
3.402% due 01/15/2038	100	87
Canadian Natural Resources Ltd.
5.000% due 12/15/2029	1,200	1,212
5.400% due 12/15/2034	1,800	1,820
6.250% due 03/15/2038	1,700	1,794
Carnival Corp. Ltd.
4.000% due 08/01/2028	4,845	4,758
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	2,100	2,083
3.250% due 02/15/2029	1,010	966
5.100% due 03/01/2030	300	300
Cemex SAB de CV
5.750% due 06/05/2036	5,800	5,788
Cenovus Energy, Inc.
5.400% due 03/20/2036	5,900	5,852

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Centene Corp.
2.450% due 07/15/2028	3,300	3,138
2.500% due 03/01/2031	2,000	1,748
2.625% due 08/01/2031	1,600	1,395
3.000% due 10/15/2030	3,625	3,283
4.625% due 12/15/2029	2,491	2,418
CGI, Inc.
1.450% due 09/14/2026	9,500	9,447
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% due 01/15/2029	2,330	2,171
3.500% due 03/01/2042	6,985	4,830
3.900% due 06/01/2052	6,000	3,828
6.100% due 06/01/2029	1,000	1,025
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	500	426
Clorox Co.
4.950% due 05/15/2033	6,000	5,943
CommonSpirit Health
4.975% due 09/01/2035	400	388
Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(g)	998	1,014
CVS Health Corp.
4.300% due 03/25/2028	1,235	1,229
4.780% due 03/25/2038	1,100	1,032
5.000% due 01/30/2029	300	303
5.050% due 03/25/2048	3,800	3,359
5.125% due 02/21/2030	3,335	3,373
5.450% due 09/15/2035	2,700	2,736
5.700% due 06/01/2034	1,000	1,033
5.875% due 06/01/2053	1,100	1,077
6.050% due 06/01/2054	1,000	1,001
CVS Pass-Through Trust
7.507% due 01/10/2032	892	932
DAE Funding LLC
3.375% due 03/20/2028	400	388
Daimler Truck Finance North America LLC
4.500% due 04/12/2031	3,700	3,633
DCP Midstream Operating LP
5.125% due 05/15/2029	200	202
Dell International LLC/EMC Corp.
4.750% due 07/15/2031	2,700	2,684
Delta Air Lines, Inc.
3.750% due 10/28/2029	1,000	966
Devon Energy Corp.
5.200% due 09/15/2034	50	50
Diamondback Energy, Inc.
5.900% due 04/18/2064	207	202
6.250% due 03/15/2053	2,600	2,697
DT Midstream, Inc.
4.125% due 06/15/2029	1,102	1,080
Ecolab, Inc.
5.150% due 06/15/2033	3,000	3,042
Ecopetrol SA
4.625% due 11/02/2031	100	92
Edwards Lifesciences Corp.
4.300% due 06/15/2028	970	965
Eli Lilly & Co.
5.600% due 05/20/2056	1,400	1,407
Enbridge, Inc.
4.900% due 06/20/2030	500	502
5.550% due 06/20/2035	200	203
5.900% due 11/15/2026	100	100
6.200% due 11/15/2030	2,800	2,950
Energy Transfer LP
3.750% due 05/15/2030	900	867
3.900% due 07/15/2026	900	900
4.950% due 05/15/2028	1,400	1,407
5.200% due 04/01/2030	4,330	4,396
5.250% due 07/01/2029	1,200	1,217
5.550% due 02/15/2028	1,053	1,067
5.700% due 04/01/2035	400	411
6.050% due 12/01/2026	5,400	5,435
6.100% due 12/01/2028	200	206
Eni SpA
5.500% due 05/15/2034	4,500	4,570
Enterprise Products Operating LLC
4.600% due 01/15/2031	4,000	3,988
5.200% due 01/15/2036	4,100	4,114
EQT Corp.
3.900% due 10/01/2027	181	179
6.375% due 04/01/2029	477	489
Expand Energy Corp.
5.375% due 03/15/2030	1,200	1,205
5.700% due 01/15/2035	400	405
Fedex Freight Holding Co., Inc.
4.300% due 03/15/2029	2,000	1,973

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Ferguson Finance PLC
3.250% due 06/02/2030	1,100	1,036
Fiserv, Inc.
5.150% due 08/12/2034	400	389
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	9,700	8,964
Flex Ltd.
4.875% due 06/15/2029	100	100
4.875% due 05/12/2030	2,200	2,197
Fox Corp.
4.709% due 01/25/2029	218	218
Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026	800	790
Gartner, Inc.
3.750% due 10/01/2030	2,500	2,284
4.500% due 07/01/2028	1,422	1,397
4.950% due 03/20/2031	1,600	1,556
Gilead Sciences, Inc.
4.900% due 05/20/2034	3,100	3,096
Glencore Funding LLC
5.186% due 04/01/2030	2,400	2,428
Harbour Energy PLC
6.327% due 04/01/2035	2,375	2,422
HCA, Inc.
3.500% due 09/01/2030	17,475	16,582
5.450% due 04/01/2031	400	409
5.500% due 06/01/2033	6,800	6,950
5.625% due 09/01/2028	1,734	1,761
5.875% due 02/01/2029	700	716
Hyatt Hotels Corp.
5.050% due 03/30/2028	900	906
Hyundai Capital America
4.750% due 04/06/2029	6,200	6,183
Imperial Brands Finance PLC
3.500% due 07/26/2026	200	200
IQVIA, Inc.
6.250% due 02/01/2029	700	724
JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,807	1,604
Keurig Dr. Pepper, Inc.
5.050% due 03/15/2029	1,000	1,008
Kinder Morgan, Inc.
8.050% due 10/15/2030	6,500	7,257
Kraft Heinz Foods Co.
5.400% due 03/15/2035	5,321	5,358
Kyndryl Holdings, Inc.
3.150% due 10/15/2031	2,600	2,167
Las Vegas Sands Corp.
5.625% due 06/15/2028	1,300	1,316
5.900% due 06/01/2027	8,800	8,883
Maple Parent Holdings Corp.
5.050% due 03/26/2031	4,800	4,797
Marriott International, Inc.
4.500% due 10/15/2031	500	494
4.625% due 06/15/2030	2,000	1,996
Mars, Inc.
5.000% due 03/01/2032	4,500	4,533
Marvell Technology, Inc.
2.450% due 04/15/2028	4,000	3,854
Meta Platforms, Inc.
6.200% due 05/15/2046	6,700	6,708
Microchip Technology, Inc.
4.900% due 03/15/2028	900	905
Motorola Solutions, Inc.
4.850% due 08/15/2030	2,100	2,108
MPLX LP
2.650% due 08/15/2030	2,450	2,256
MSCI, Inc.
3.875% due 02/15/2031	1,100	1,042
4.000% due 11/15/2029	800	774
National Football League
5.250% due 10/05/2034 «(g)	3,700	3,675
5.420% due 10/05/2037 «(g)	1,300	1,296
National Fuel Gas Co.
5.500% due 05/15/2036	4,500	4,474
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	750	738
Norfolk Southern Corp.
4.100% due 05/15/2121 (e)	100	70
Northern Star Resources Ltd.
6.125% due 04/11/2033	1,000	1,037
Novartis Capital Corp.
4.900% due 03/18/2036	3,000	2,983
NTT Finance Corp.
5.171% due 07/16/2032	3,300	3,301
5.483% due 11/01/2036 (a)	4,200	4,187

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

NVR, Inc.
3.000% due 05/15/2030	1,380	1,294
Occidental Petroleum Corp.
6.625% due 09/01/2030	818	866
Open Text Corp.
6.900% due 12/01/2027	500	512
Oracle Corp.
2.300% due 03/25/2028	5,029	4,815
3.250% due 11/15/2027	2,800	2,745
3.250% due 05/15/2030	1,765	1,641
3.950% due 03/25/2051	2,000	1,281
4.200% due 09/27/2029	3,200	3,113
4.650% due 05/06/2030	2,917	2,861
6.000% due 08/03/2055	2,000	1,704
6.100% due 09/26/2065	6,100	5,108
6.550% due 02/04/2046	2,000	1,886
Petroleos Mexicanos
6.700% due 02/16/2032	3,700	3,735
Philip Morris International, Inc.
1.750% due 11/01/2030	2,100	1,862
4.000% due 10/29/2030	100	97
4.375% due 04/30/2030	2,425	2,401
4.875% due 02/13/2029	3,500	3,527
5.125% due 11/17/2027	300	303
5.125% due 02/15/2030	1,700	1,726
5.250% due 02/13/2034	400	407
5.625% due 11/17/2029	292	301
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.700% due 04/15/2036	3,600	3,424
RELX Capital, Inc.
4.750% due 03/27/2030	923	925
Renesas Electronics Corp.
2.170% due 11/25/2026	900	892
Road Michigan Property Owner I LLC
7.500% due 03/30/2045	23,888	23,822
Rogers Communications, Inc.
5.000% due 02/15/2029	1,000	1,006
Rolls-Royce PLC
5.750% due 10/15/2027	550	557
Roper Technologies, Inc.
2.000% due 06/30/2030	750	673
4.450% due 09/15/2030	800	790
Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036	3,300	3,277
5.500% due 04/01/2028	3,025	3,054
Royalty Pharma PLC
1.750% due 09/02/2027	1,000	969
4.450% due 03/25/2031	1,700	1,672
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	12,900	12,779
Salesforce, Inc.
5.200% due 03/15/2033	2,200	2,204
Santos Finance Ltd.
3.649% due 04/29/2031	11,430	10,696
4.125% due 09/14/2027	2,200	2,182
6.875% due 09/19/2033	400	435
ServiceNow, Inc.
4.700% due 08/15/2031	4,500	4,478
South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029	900	903
Spectra Energy Partners LP
3.375% due 10/15/2026	3,500	3,490
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,247	2,030
4.100% due 10/01/2029	93	91
Stryker Corp.
4.850% due 02/10/2030	2,900	2,922
Synopsys, Inc.
5.150% due 04/01/2035	3,300	3,283
Sysco Corp.
4.950% due 03/25/2036	3,200	3,081
5.100% due 09/23/2030	2,600	2,626
T-Mobile USA, Inc.
2.050% due 02/15/2028	100	96
2.250% due 11/15/2031	10,000	8,780
2.400% due 03/15/2029	2,889	2,727
2.700% due 03/15/2032	7,900	7,024
3.875% due 04/15/2030	9,600	9,304
4.950% due 03/15/2028	3,034	3,054
Tapestry, Inc.
5.100% due 03/11/2030	2,700	2,721
Targa Resources Corp.
4.900% due 09/15/2030	377	378
6.125% due 03/15/2033	6,400	6,745
TD SYNNEX Corp.
2.375% due 08/09/2028	100	95

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	5,000	4,686
TransCanada PipeLines Ltd.
4.250% due 05/15/2028	500	497
Uber Technologies, Inc.
4.300% due 01/15/2030	800	791
United Airlines Pass-Through Trust
2.700% due 11/01/2033	2,797	2,554
2.875% due 04/07/2030	523	504
2.900% due 11/01/2029	2,389	2,294
3.500% due 09/01/2031	1,165	1,125
4.150% due 02/25/2033	1,162	1,129
5.450% due 08/15/2038	1,504	1,533
5.800% due 07/15/2037	6,374	6,636
5.875% due 04/15/2029	6,410	6,489
United Rentals North America, Inc.
3.875% due 11/15/2027	1,700	1,678
6.000% due 12/15/2029	500	508
UnitedHealth Group, Inc.
2.000% due 05/15/2030	997	908
5.300% due 02/15/2030	4,400	4,502
Valero Energy Corp.
5.150% due 03/10/2036	3,000	2,954
Veralto Corp.
4.850% due 01/15/2032	3,100	3,096
Viper Energy Partners LLC
4.900% due 08/01/2030	2,500	2,493
Volkswagen Group of America Finance LLC
4.450% due 09/11/2027	300	299
5.050% due 03/27/2028	1,500	1,507
5.250% due 03/22/2029	7,065	7,124
5.650% due 09/12/2028	2,600	2,639
Weir Group, Inc.
5.350% due 05/06/2030	1,300	1,312
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	7,503	7,511
Williams Cos., Inc.
4.625% due 06/30/2030	1,830	1,822
4.900% due 03/15/2029	909	915
5.300% due 09/30/2035	3,000	2,994
5.650% due 03/15/2033	1,600	1,648
WMG Acquisition Corp.
3.750% due 12/01/2029	3,800	3,640
Woodside Finance Ltd.
3.700% due 09/15/2026	2,500	2,495
5.100% due 09/12/2034	5,300	5,212

		744,540

UTILITIES 8.6%
AEP Texas, Inc.
5.200% due 04/15/2036	4,200	4,145
AES Corp.
3.950% due 07/15/2030	3,200	3,067
5.450% due 06/01/2028	12,400	12,540
American Electric Power Co., Inc.
5.750% due 11/01/2027	200	203
AT&T, Inc.
4.700% due 08/15/2030	400	400
4.750% due 04/30/2033	1,000	979
5.125% due 04/30/2036	2,500	2,451
6.200% due 10/30/2056	1,300	1,286
Black Hills Corp.
2.500% due 06/15/2030	2,200	2,012
6.150% due 05/15/2034	2,700	2,837
Cleco Power LLC
5.300% due 01/15/2036	4,500	4,483
Constellation Energy Generation LLC
4.400% due 01/15/2031	4,100	4,032
Dominion Energy, Inc.
3.300% due 04/15/2041	2,500	1,906
DTE Energy Co.
2.950% due 03/01/2030	500	471
Duke Energy Corp.
3.250% due 01/15/2082 •	1,002	991
Edison International
5.450% due 06/15/2029	3,200	3,233
5.750% due 06/15/2027	4,000	4,025
6.250% due 03/15/2030	350	360
6.950% due 11/15/2029	400	418
Electricite de France SA
6.125% due 04/22/2056	6,600	6,515
6.950% due 01/26/2039	600	663
Emera U.S. Finance LP
2.639% due 06/15/2031	1,700	1,528

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

ENEL Finance International NV
5.125% due 06/26/2029	3,967	4,015
Entergy Corp.
1.900% due 06/15/2028	8,900	8,452
3.750% due 06/15/2050	2,900	2,120
Eversource Energy
5.000% due 01/01/2027	400	401
5.450% due 03/01/2028	300	304
Fells Point Funding Trust
3.046% due 01/31/2027	3,400	3,369
FirstEnergy Corp.
3.900% due 07/15/2027	1,100	1,094
4.850% due 07/15/2047	1,100	957
FirstEnergy Transmission LLC
2.866% due 09/15/2028	6,500	6,248
FORESEA Holding SA
7.500% due 06/15/2030	266	262
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029 (e)	6,500	5,298
IPALCO Enterprises, Inc.
4.250% due 05/01/2030	3,787	3,679
Jersey Central Power & Light Co.
4.150% due 01/15/2029	300	296
National Grid PLC
5.602% due 06/12/2028	100	102
New York State Electric & Gas Corp.
5.650% due 08/15/2028	800	815
Niagara Mohawk Power Corp.
5.112% due 01/12/2036	2,700	2,652
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,237
ONEOK, Inc.
3.400% due 09/01/2029	3,000	2,884
4.250% due 09/24/2027	3,376	3,364
5.050% due 11/01/2034	10,200	9,980
Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,800	2,711
3.300% due 12/01/2027	300	294
4.500% due 12/15/2041	1,269	1,048
5.000% due 06/04/2028	500	503
5.600% due 08/15/2036	1,400	1,401
6.100% due 01/15/2029	400	412
6.750% due 01/15/2053	4,200	4,413
6.950% due 03/15/2034	18,900	20,618
PacifiCorp
4.150% due 02/15/2050	1,700	1,292
5.100% due 02/15/2029	300	303
5.300% due 02/15/2031	3,000	3,046
5.450% due 02/15/2034	5,200	5,262
5.800% due 01/15/2055	1,174	1,120
7.125% due 08/15/2056 •	3,100	3,081
7.375% due 09/15/2055 •	1,200	1,213
Public Service Co. of Colorado
5.050% due 06/15/2036	1,700	1,677
Public Service Co. of Oklahoma
2.200% due 08/15/2031	244	215
Rio Oil Finance Trust
9.750% due 01/06/2027	52	53
San Diego Gas & Electric Co.
5.400% due 04/15/2035	2,100	2,135
Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~	3,800	3,818
5.250% due 03/15/2036	6,100	6,022
Southern California Edison Co.
2.850% due 08/01/2029	2,000	1,889
3.900% due 12/01/2041	400	313
4.125% due 03/01/2048	100	75
4.200% due 03/01/2029	1,000	985
4.650% due 10/01/2043	50	42
4.700% due 06/01/2027	4,455	4,455
4.875% due 02/01/2027	400	401
4.875% due 03/01/2049	4,277	3,582
5.650% due 10/01/2028	1,700	1,733
5.850% due 11/01/2027	12,405	12,592
6.650% due 04/01/2029	4,500	4,668
Southern California Gas Co.
3.950% due 02/15/2050	1,500	1,133
Southwestern Public Service Co.
5.300% due 08/15/2036	4,800	4,789
System Energy Resources, Inc.
5.300% due 12/15/2034	1,800	1,797
6.000% due 04/15/2028	200	205
Verizon Communications, Inc.
4.750% due 01/15/2033	3,000	2,954
5.401% due 07/02/2037	2,094	2,089

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Virginia Electric & Power Co.
4.950% due 03/15/2036	2,900	2,840
Vistra Operations Co. LLC
5.550% due 04/30/2036	2,000	1,991
6.950% due 10/15/2033	952	1,036
Xcel Energy, Inc.
3.400% due 06/01/2030	886	843
5.600% due 04/15/2035	4,400	4,485

		231,608

Total Corporate Bonds & Notes (Cost $1,991,987)		1,973,186

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	112
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	117
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	323
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	356

		908

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	7,921	8,512

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	604	634

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	304

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	200	204

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds,(BABs), Series 2010
8.084% due 02/15/2050	6,210	7,725

Total Municipal Bonds & Notes (Cost $21,339)		18,287

U.S. GOVERNMENT AGENCIES 9.3%
Federal Home Loan Mortgage Corp.
4.000% due 07/01/2052 - 05/01/2056	11,028	10,315
Federal National Mortgage Association
3.500% due 08/01/2047 - 08/01/2048	706	649
4.000% due 08/01/2049 - 02/01/2056	2,860	2,686
5.000% due 02/01/2056	3,922	3,893
Government National Mortgage Association
8.500% due 08/15/2030	1	1
Government National Mortgage Association, TBA
4.000% due 08/01/2056	30,800	28,615
5.000% due 07/01/2056	11,600	11,438
6.000% due 09/01/2056	4,400	4,482
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056	10	9
4.000% due 07/01/2056 - 09/01/2056	95,000	88,730
4.500% due 08/01/2056	37,290	35,695
5.000% due 07/01/2056 - 08/01/2056	65,700	64,558

Total U.S. Government Agencies (Cost $251,533)		251,071

U.S. TREASURY OBLIGATIONS 9.5%
U.S. Treasury Bonds
2.250% due 05/15/2041	34,400	25,089
3.625% due 08/15/2043	100	85
4.625% due 11/15/2055	5,651	5,377
4.750% due 02/15/2056	20,100	19,530
4.875% due 08/15/2045 (j)	11,308	11,225
U.S. Treasury Notes
3.875% due 04/30/2031	48,000	47,317
4.125% due 02/15/2036	26,515	25,873
4.250% due 06/30/2033	11,850	11,804
4.250% due 08/15/2035 (j)(l)	22,691	22,405
4.375% due 05/15/2036 (h)	33,500	33,325
4.625% due 04/30/2031 (j)	22,400	22,804
4.625% due 05/31/2031	30,152	30,697

Total U.S. Treasury Obligations (Cost $256,458)		255,531

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
245 Park Avenue Trust
3.508% due 06/05/2037	3,100	3,062
Atrium Hotel Portfolio Trust
4.853% due 12/15/2036 •	2,042	2,034
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	3,252	2,892
CSMC Trust
3.904% due 04/25/2062 ~	665	633
5.140% due 07/15/2038 •	1,000	835
DC Office Trust
2.965% due 09/15/2045	10,500	9,580
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,000	1,891
4.472% due 04/15/2037 •	939	932
Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	108	105
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,743	2,652
6.864% due 10/25/2063 þ	1,064	1,066
PRKCM Trust
7.225% due 11/25/2058 þ	444	446
PRPM Trust
6.250% due 08/25/2068 þ	265	265
Structured Asset Mortgage Investments II Trust
4.454% due 03/19/2034 •	127	121
Verus Securitization Trust
6.876% due 11/25/2068 ~	562	564
7.070% due 10/25/2068 þ	213	213
VNDO Trust
3.805% due 01/10/2035	200	200

Total Non-Agency Mortgage-Backed Securities (Cost $28,135)		27,491

ASSET-BACKED SECURITIES 0.8%
AUTOMOBILE SEQUENTIAL 0.0%
FHF Trust
6.570% due 06/15/2028	116	116

CMBS OTHER 0.1%
MF1 Ltd.
4.989% due 02/19/2037 •	994	995

OTHER ABS 0.7% 37
Capital CLO 4 Ltd.
4.763% due 04/15/2035 •	8,600	8,609
Bain Capital Credit CLO Ltd.
4.762% due 10/21/2034 •	1,700	1,702
Elmwood CLO 15 Ltd.
4.814% due 04/22/2035 •	1,200	1,200
KKR CLO 21 Ltd.
4.935% due 04/15/2031 •	97	97
Ocean Trails CLO XI
4.705% due 07/20/2034 •	3,400	3,402
Sound Point CLO XXIII
5.105% due 07/15/2034 •	2,000	2,003
Start II Ltd.
4.089% due 03/15/2044	235	235
Wellfleet CLO Ltd.
4.855% due 04/20/2034 •	1,800	1,802

		19,050

Total Asset-Backed Securities (Cost $20,103)		20,161

SOVEREIGN ISSUES 2.2%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033	2,300	2,292
5.000% due 04/30/2034	5,000	5,086
Colombia Government International Bonds
6.125% due 01/21/2031	3,000	3,033
Eagle Funding Luxco SARL
5.500% due 08/17/2030	5,200	5,228
Israel Government International Bonds
5.375% due 03/12/2029	4,100	4,144
5.875% due 01/13/2056	3,200	3,111
Kuwait International Government Bonds
4.804% due 04/20/2033	4,000	3,993

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Mexico Government International Bonds
4.750% due 03/22/2031	10,000	9,765
5.850% due 07/02/2032	1,000	1,011
Qatar Government International Bonds
4.800% due 04/08/2033	5,500	5,530
Republic of South Africa Government International Bonds
4.850% due 09/30/2029	6,000	5,960
Saudi Government International Bonds
5.125% due 01/13/2028	9,600	9,667

Total Sovereign Issues (Cost $58,662)		58,820

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Foresea Holdings SA «	25,822	591

REAL ESTATE 0.0%
MNSN Holdings, Inc. (b)(g)	2,033	171

Total Common Stocks (Cost $556)		762

CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co.
7.500%	13,190	15,261

Total Convertible Preferred Securities (Cost $10,405)		15,261

PREFERRED SECURITIES 2.7%
BANKING & FINANCE 2.6%
AGFC Capital Trust I
5.685% due 01/15/2067	3,080,000	1,925
American Express Co.
3.550% due 09/15/2026 (d)	2,000,000	1,992
Banco Santander SA
8.000% due 02/01/2034 (d)(e)	2,000,000	2,159
Bank of America Corp.
5.875% due 03/15/2028 (d)(e)	14,085,000	14,225
Capital One Financial Corp.
3.950% due 09/01/2026 (d)	3,250,000	3,240
Charles Schwab Corp.
4.000% due 12/01/2030 (d)	4,450,000	4,177
Citigroup, Inc.
6.950% due 02/15/2030 (d)	900,000	921
7.200% due 05/15/2029 (d)	2,800,000	2,880
CoBank ACB
4.250% due 01/01/2027 (d)	4,200,000	4,152
6.750% due 07/01/2031 •(d)	1,600,000	1,617
Goldman Sachs Group, Inc.
7.500% due 02/10/2029 (d)	2,500,000	2,624
JPMorgan Chase & Co.
4.200% due 09/01/2026 (d)	250,000	4,292
4.625% due 09/01/2026 (d)	110,000	2,059
6.470% due 10/01/2026 (d)(h)	11,000,000	11,035
6.875% due 06/01/2029 (d)	1,000,000	1,049
USB Capital IX
4.955% due 07/30/2026 (d)	14,250,000	11,205
Wells Fargo & Co.
7.625% due 09/15/2028 (d)	1,400,000	1,473

		71,025

INDUSTRIALS 0.1%
SVB Financial Trust
0.000% due 11/07/2032 (c)	228,000	23
11.000% due 11/07/2032	2,317	1,066

		1,089

Total Preferred Securities (Cost $83,852)		72,114

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.3%
COMMERCIAL PAPER 2.3%
Alimentation Couche-Tard, Inc.
4.040% due 07/13/2026	600	599
Amdocs Capital Solutions Ltd.
4.040% due 07/08/2026	1,000	999
American Electric Power Co., Inc.
4.010% due 07/24/2026	900	898
AMETEK, Inc.
4.040% due 07/07/2026	1,600	1,599
AutoNation, Inc.
4.050% due 07/01/2026	700	700
Bacardi-Martini BV
4.430% due 08/06/2026	300	299
Banco de Credito e Inversiones SA
4.030% due 08/20/2026	2,000	1,989
Banco Itau Chile
4.060% due 10/06/2026	1,600	1,582
Boston Properties LP
4.050% due 08/26/2026	600	596
Boston Scientific Corp.
4.010% due 07/06/2026	400	400
Brookfield Corporate Treasury Ltd.
4.000% due 07/30/2026	300	299
4.010% due 07/29/2026	2,200	2,193
Campbell’s Co.
4.270% due 09/28/2026	400	396
4.270% due 09/30/2026	300	297
Constellation Energy Generation LLC
4.000% due 07/20/2026	300	299
4.060% due 07/07/2026	1,000	999
4.100% due 08/06/2026	2,700	2,687
4.110% due 08/03/2026	800	797
eBay, Inc.
4.060% due 08/24/2026	1,800	1,789
Enbridge U.S., Inc.
4.040% due 08/17/2026	250	249
Entergy Corp.
4.060% due 08/18/2026	900	895
4.070% due 08/20/2026	700	696
4.070% due 09/08/2026	400	397
4.120% due 09/03/2026	300	298
Equifax, Inc.
4.060% due 07/24/2026	900	898
4.140% due 07/30/2026	2,900	2,890
Extra Space Storage LP
4.000% due 07/09/2026	500	499
Fidelity National Information Services, Inc.
4.000% due 07/07/2026	905	904
4.000% due 07/08/2026	250	250
4.000% due 07/09/2026	250	250
4.000% due 07/10/2026	845	844
4.000% due 07/17/2026	250	249
First Abu Dhabi Bank PJSC
4.000% due 09/21/2026	2,100	2,081
Fiserv, Inc.
4.000% due 07/27/2026 (a)	300	299
Glencore Funding LLC
4.020% due 07/08/2026	300	300
4.050% due 08/10/2026	3,400	3,384
4.050% due 08/11/2026	800	796
4.130% due 09/17/2026 (a)	4,800	4,757
Haleon U.K. Capital PLC
4.100% due 07/10/2026	1,700	1,698
HCA, Inc.
4.300% due 09/10/2026	1,000	991
Jabil, Inc.
4.150% due 07/31/2026	1,100	1,096
Jones Lang LaSalle Finance BV
4.080% due 07/21/2026	800	798
National Bank of Kuwait
4.070% due 09/18/2026	3,100	3,073
O’Reilly Automotive, Inc.
4.000% due 07/20/2026	500	499

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Oglethorpe Power Corp.
4.020% due 07/13/2026	1,700	1,698
4.030% due 07/10/2026	1,300	1,299
4.070% due 07/27/2026	2,900	2,892
4.070% due 07/28/2026	1,300	1,296
Penske Truck Leasing Co. LP
4.060% due 07/29/2026	1,000	997
RELX, Inc.
4.000% due 07/27/2026	350	349
Southern California Edison Co.
4.380% due 07/13/2026	500	499
Southern Co.
4.000% due 07/23/2026	300	299
Spire, Inc.
4.050% due 07/29/2026	300	299
Tampa Electric Co.
4.030% due 07/13/2026	300	300
TELUS Corp.
4.250% due 09/08/2026	300	297
4.250% due 09/16/2026	400	396
4.280% due 09/24/2026	500	495
4.330% due 09/25/2026	300	297
Triton Container International Ltd./TAL International Container Corp.
4.310% due 07/09/2026	300	300
4.330% due 07/06/2026	1,100	1,099
4.330% due 07/08/2026	300	300
Weyerhaeuser Co.
4.030% due 07/06/2026	1,000	999
4.050% due 07/06/2026	450	450

		63,069

	SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (f)	528,954	529

Total Short-Term Instruments (Cost $63,602)		63,598

Total Investments in Securities (Cost $2,798,856)		2,768,217

INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III	16,116,165	156,988

Total Short-Term Instruments (Cost $156,953)		156,988

Total Investments in Affiliates (Cost $156,953)		156,988

Total Investments 108.5% (Cost $2,955,809)		$2,925,205
Financial Derivative Instruments (i)(k) (0.2)%(Cost or Premiums, net $23,352)		(4,837)
Other Assets and Liabilities, net (8.3)%		(224,860)

Net Assets 100.0%		$2,695,508

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

NOTES	TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	Coupon represents a 7-Day Yield.
(g)	RESTRICTED SECURITIES:

Issuer Description		Acquisition Date	Cost		Market Value	Market Value as Percentage of Net Assets
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033		01/16/2025	$998		$1,014	0.04%
MNSN Holdings, Inc.		04/26/2022	40		171	0.01
National Football League 5.250% due 10/05/2034		06/27/2025	3,700		3,675	0.14
National Football League 5.420% due 10/05/2037		06/27/2025	1,300		1,296	0.05

			$6,038		$6,156	0.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	3.650%	12/12/2025	TBD	(2)	$(13,131)	$(13,399)
DEU	3.650	06/29/2026	07/06/2026		(33,668)	(33,674)
NOM	2.500	12/12/2025	TBD	(2)	(1,274)	(1,292)
TDM	3.750	06/16/2026	TBD	(2)	(8,064)	(8,077)
	3.760	06/16/2026	TBD	(2)	(11,602)	(11,620)
	3.770	06/16/2026	TBD	(2)	(25,814)	(25,854)

Total Reverse Repurchase Agreements						$(93,916)

(h)	Securities with an aggregate market value of $96,341 and cash of $45 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(79,327) at a weighted average interest rate of 3.654%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME U.S. Treasury 10-Year Note August 2026 Futures	109.250	07/24/2026	19	$19	$(5)	$(5)
Call - CME U.S. Treasury 10-Year Note August 2026 Futures	110.750	07/24/2026	19	19	(3)	(3)

					$(8)	$(8)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Put - CBOE U.S. Treasury 10-Year Note July 2026 Futures					108.750	07/02/2026	65	65	(12)	0
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures					110.250	07/02/2026	31	31	(6)	(2)
Call - CBOE U.S. Treasury 10-Year Note July 2026 Futures					110.500	07/02/2026	65	65	(12)	(1)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures					108.000	07/24/2026	32	32	(9)	(2)
Put - CBOE U.S. Treasury 10-Year Note August 2026 Futures					108.500	07/24/2026	29	29	(10)	(4)
Call - CBOE U.S. Treasury 10-Year Note August 2026 Futures					111.000	07/24/2026	98	98	(26)	(10)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures					109.000	07/10/2026	29	29	(5)	(2)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures					110.750	07/10/2026	29	29	(4)	(1)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures					108.750	07/17/2026	39	39	(9)	(4)
Put - CME U.S. Treasury 10-Year Note July 2026 Futures					109.250	07/17/2026	38	38	(6)	(9)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures					110.250	07/17/2026	39	39	(8)	(8)
Call - CME U.S. Treasury 10-Year Note July 2026 Futures					111.000	07/17/2026	38	38	(7)	(2)
Put - CME U.S. Treasury 10-Year Note August 2026 Futures					109.500	07/24/2026	37	37	(9)	(14)

									$(128)	$(59)

Total Written Options									$(136)	$(67)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures				09/2026	1,397	$153,517		$1,018	$0	$(578)
CBOT 2 Year U.S. Treasury Notes Futures				09/2026	204	42,051		(60)	0	(31)
CBOT 5 Year U.S. Treasury Notes Futures				09/2026	878	93,987		(11)	0	(223)
Three-Month SOFR Futures				03/2027	306	73,409		(70)	0	(25)
Three-Month SOFR Futures				06/2027	306	73,379		(109)	0	(36)
Three-Month SOFR Futures				09/2027	306	73,406		(95)	0	(44)
Three-Month SOFR Futures				12/2027	306	73,459		(53)	0	(40)
Ultra 10 Year U.S. Treasury Notes Futures				09/2026	2,058	231,461		2,760	0	(1,142)
Ultra U.S. Treasury Bond Futures				09/2026	2,709	314,667		7,637	0	(3,429)

Total Futures Contracts								$11,017	$0	$(5,548)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.656%	$5,000	$204	$(302)	$(98)	$3	$0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.502	7,500	161	(374)	(213)	3	0

						$365	$(676)	$(311)	$6	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.517%	$1,000	$124	$(17)	$107	$0	$0
AES Corp.	5.000	Quarterly	12/20/2029	0.686	3,000	540	(118)	422	0	(1)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.234	2,500	(15)	43	28	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395	16,800	(91)	289	198	0	(3)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.238	9,600	115	(78)	37	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.199	17,300	(84)	154	70	1	0
Boeing Co.	1.000	Quarterly	06/20/2031	0.609	400	6	1	7	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.039	1,300	17	(11)	6	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.212	3,710	701	(612)	89	0	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.209	4,200	867	(766)	101	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2031	0.744	600	4	3	7	0	0
Occidental Petroleum Corp.	1.000	Quarterly	12/20/2030	0.676	3,000	38	2	40	0	(1)
Oracle Corp.	1.000	Quarterly	06/20/2030	1.423	1,300	29	(48)	(19)	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2031	0.834	800	1	5	6	0	0

						$2,252	$(1,153)	$1,099	$1	$(6)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$225,460	$4,824	$126	$4,950	$0	$(24)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	768,325	14,198	2,861	17,059	0	(95)

					$19,022	$2,987	$22,009	$0	$(119)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$73,800	$1,423	$382	$1,805	$147	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	66,677	(70)	649	579	211	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	11,010	(99)	74	(25)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	28,229	71	523	594	133	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036	31,400	(73)	106	33	157	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045	9,200	294	296	590	78	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	7,080	315	511	826	72	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056	14,900	294	190	484	163	0

						$2,155	$2,731	$4,886	$1,008	$0

Total Swap Agreements						$23,794	$3,889	$27,683	$1,015	$(125)

(j)	Securities with an aggregate market value of $5,641 and cash of $109,981 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004%	07/08/2026	1,500	$(4)	$(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	1,500	(4)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	1,800	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	1,800	(4)	(4)

							$(16)	$(11)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	$92.891	07/06/2026	$1,900	$ (8)	$(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	3,200	(17)	(1)

					$ (25)	$(2)

Total Written Options					$ (41)	$(13)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	SW (Finance) I plc	1.000%	Quarterly	06/20/2035	2.771%	$1,000	$(122)	$8	$0	$(114)
JPM	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	0.814	11,400	(145)	158	13	0
MYC	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.242	500	2	0	2	0

Total Swap Agreements							$(265)	$166	$15	$(114)

(l)

Securities with an aggregate market value of $156 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,858	$4,077	$11,935
Corporate Bonds & Notes
Banking & Finance	0	997,038	0	997,038
Industrials	0	738,555	5,985	744,540
Utilities	0	231,608	0	231,608
Municipal Bonds & Notes
California	0	908	0	908
Georgia	0	8,512	0	8,512
Illinois	0	634	0	634
Massachusetts	0	304	0	304
New York	0	204	0	204
Ohio	0	7,725	0	7,725
U.S. Government Agencies	0	251,071	0	251,071
U.S. Treasury Obligations	0	255,531	0	255,531
Non-Agency Mortgage-Backed Securities	0	27,491	0	27,491
Asset-Backed Securities
Automobile Sequential	0	116	0	116
CMBS Other	0	995	0	995
Other ABS	0	19,050	0	19,050
Sovereign Issues	0	58,820	0	58,820
Common Stocks
Industrials	0	0	591	591
Real Estate	171	0	0	171
Convertible Preferred Securities
Banking & Finance	15,261	0	0	15,261
Preferred Securities
Banking & Finance	6,351	64,674	0	71,025
Industrials	0	1,089	0	1,089
Short-Term Instruments

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2026 (Unaudited)

Commercial Paper	0	63,069	0	63,069
Mutual Funds	529	0	0	529

	$22,312	$2,735,252	$10,653	$2,768,217
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$156,988	$0	$0	$156,988

Total Investments	$179,300	$2,735,252	$10,653	$2,925,205

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,015	0	1,015
Over the counter	0	15	0	15

	$0	$1,030	$0	$1,030
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5,740)	0	(5,740)
Over the counter	0	(127)	0	(127)

	$0	$(5,867)	$0	$(5,867)

Total Financial Derivative Instruments	$0	$(4,837)	$0	$(4,837)

Totals	$179,300	$2,730,415	$10,653	$2,920,368

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate